Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred Income Taxes
e.	Deferred income taxes

Provided in respect of the following:

	December 31
	2013	2012
	$ in thousands
Provision for vacation pay	682	553
Accrued severance pay	3,365	3,513
Carryforward tax losses	63,276	66,120
Research and development costs	5,438	5,415
Taxes on undistributed income of Israeli subsidiary	(2,406)	(2,236)
Intangible assets	(4,160)	(5,777)
Other	2,851	3,267

	69,046	70,855
Less - valuation allowance *	48,228	51,595

	20,818	19,260

Changes in Valuation Allowance
*	The changes in the valuation allowance are comprised as follows:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Balance at beginning of year	51,595	26,068	21,744
Additions (reductions) during the year	(3,367)	25,527	4,324

Balance at end of year	48,228	51,595	26,068

Deferred Taxes Included in Balance Sheets

Deferred taxes are included in the balance sheets as follows:

	December 31
	2013	2012
	$ in thousands
Assets:
Current deferred income taxes	8,094	7,862
Non-current deferred income taxes	15,130	13,634

	23,224	21,496

Liability-
Non-current deferred income taxes	2,406	2,236

	20,818	19,260

Taxes on Income Included in Income Statements
f.	Taxes on income included in the income statements

As follows:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Current:
Israeli	(78)	578	(275)
Non-Israeli	8,563	5,318	5,369

	8,485	5,896	5,094

Deferred:
Israeli	255	(4,985)	3,110
Non-Israeli	(1,813)	(455)	(527)

	(1,558)	(5,440)	2,583

Total income taxes expense	6,927	456	7,677

Reconciliation of Theoretical Tax Expense

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax expense:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Income (loss) from continuing operations before taxes on income *	46,340	(45,916)	53,510

Theoretical tax expense (benefit) on the above amount	11,585	(11,479)	12,842
Less - tax benefits arising from approved enterprises	(1,365)	(2,495)	(4,731)

	10,220	(13,974)	8,111
Increase (decrease) in taxes resulting from:
Different tax rates applicable to non-Israeli subsidiaries	(199)	(9,141)	(4,064)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purpose-net	(443)	(173)	3,969
Deferred taxes on losses for which valuation allowance was provided		(1,529)	(4,532)
Other	716	(254)	(131)
Net change in valuation allowance	(3,367)	25,527	4,324

Actual tax expense	6,927	456	7,677

* As follows:
Taxable in Israel	4,390	(3,885)	19,332
Taxable outside Israel	41,950	(42,031)	34,178

	46,340	(45,916)	53,510

Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits

Following is a roll-forward of the total amounts of the Company’s unrecognized tax benefits at the beginning and the end of the years ending on December 31, 2013, 2012 and 2011 (not including interest or penalties):

	Year ended December 31
	2013	2012	2011
	$ in thousands
Balance at beginning of year	19,016	18,301	17,243
Increases in unrecognized tax benefits as a result of tax positions taken during the year	2,376	1,821	4,269
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year	(869)	(121)	(1,582)
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(890)	(985)	(1,629)

Balance at end of year	19,633 *	19,016 *	18,301 *

*	Of which $3,274,000 at December 31, 2013, $3,348,000 at December 31, 2012 and $2,930,000 at December 31, 2011 are classified as short term liabilities.